INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 09, 2022	Dec. 31, 2018	Dec. 31, 2016
Income Tax Contingency [Line Items]
Provision for (benefit from) income taxes	$ 49	$ (188)	$ 23
Effective income tax rate	0.00%	0.00%	0.00%
Undistributed earnings of foreign subsidiaries	$ 0	$ 0
Valuation allowance	672,898	360,573
Increase valuation allowance for deferred tax assets	312,300	185,800
Operating loss carryforwards, amount nullified by ownership change						$ 12,000
Tax credit carryforward, amount nullified by ownership change						15,000
Net tax credit amount nullified by ownership change						$ 3,000
Unrecognized tax benefits	72,330	42,894	$ 20,635		$ 11,647
Unrecognized tax benefits that would impact effective tax rate	500	$ 2,600	$ 2,600
Unrecognized tax benefits, interest on income taxes accrued	60
Unrecognized tax benefits, income tax penalties accrued	7
Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Operating loss carryforwards				$ 5,000
Federal
Income Tax Contingency [Line Items]
Operating loss carryforwards	2,003,000
Federal | Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward, amount	80,500
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	922,700
State | Research Tax Credit Carryforward
Income Tax Contingency [Line Items]
Tax credit carryforward, amount	63,100
Foreign
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 2,000